Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Net Loss Per Share

6. Net Loss Per Share

For the year ended December 31, 2021, there were approximately $0.5 million of non-vested profit interests grants outstanding of potentially dilutive (anti-dilutive) securities that were excluded from the calculation of diluted net loss per share. For the year ended December 31, 2022, there were approximately $0.8 million of outstanding warrants that were excluded from the calculation of diluted net loss per share.

Ocean Biomedical Inc [Member]
Statement [Line Items]
Net Loss Per Share

Note 8. Net Loss Per Share

The Company computes basic loss per share using net loss attributable to stockholders and the weighted-average number of the Company’s common stock shares outstanding during each period, less shares subject to repurchase under the Backstop Forward Purchase Agreement. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive. The Company’s potentially dilutive securities, which include stock options, earnout shares, and warrants to purchase shares of common stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to the Company’s stockholders’ is the same.

The net loss per share for the basic and diluted earnings calculations for the three months ended March 31, 2023 and 2022 is as follows (in thousands, except share and per share data):

	March 31, 2023	March 31, 2022
Income/(loss) available to common stockholders per share:
Net loss	$(67,401)	$(5,375)
Weighted average common shares outstanding:
Basic and diluted	24,822,033	23,355,432
Net loss per share – basic and diluted	$(2.72)	$(0.23)